Performance Management - TORTOISE GLOBAL WATER FUND	Jul. 11, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

On June 26, 2025, the shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of the Predecessor Fund, a series of Managed Portfolio Series Trust, by the Fund, a series of Tortoise Capital Series Trust (the “Reorganization”). As a result of the Reorganization, the Fund has assumed the financial and performance history of the Predecessor Fund.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar charts show the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year and since-inception periods compared with a broad measure of market performance and the Underlying Index. Prior to June 15, 2018, the Predecessor Fund

tracked a different underlying index. Performance shown prior to June 15, 2018 represents the performance of the Fund before the index change. The Underlying Index methodology will be modified to remove ESG screening criteria following the Reorganization and the Underlying Index will be rebalanced at the next regular rebalancing date to reflect these changes. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund adopted the financial statements and the performance history of the Predecessor Fund. Updated performance information is also available on the Fund’s website at www.tortoisecapital.com or by calling toll-free (855) 994-4437.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar charts show the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year and since-inception periods compared with a broad measure of market performance and the Underlying Index.
Bar Chart [Heading]	TBLU Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) TBLU’s calendar year-to-date total return based on net asset value for the period January 1, 2025 to June 30, 2025 was 12.88%.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:
Best Quarter		Worst Quarter
16.06%	December 31, 2023	-20.44%	March 31, 2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.88%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement.
Performance [Table]
Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	Since Inception (February 14, 2017)
Return Before Taxes (based on “NAV”)	9.19%	8.04%	10.10%
Return After Taxes on Distributions	8.84%	7.66%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares	5.68%	6.31%	8.15%
Index Performance
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.39%
Tortoise Global Water Net Total Return IndexSM(1)	9.53%	8.27%	10.71%

(1)    The Tortoise Global Water Net Total IndexSM (formerly known as Tortoise Global Water ESG Net Total Return Index) is a float-adjusted, capitalization weighted index of companies that are materially engaged in the water infrastructure or water management industries.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement.

Performance Availability Website Address [Text]	www.tortoisecapital.com
Performance Availability Phone [Text]	(855) 994-4437